Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
Effective January 1, 2026, the Plan was amended to add P&M Solutions, LLC (“P&M”) as a participating employer. The amendment provides that employees of P&M as of December 31, 2025 receive credit for prior service with P&M for purposes of determining eligibility and vesting under the Plan. In January 2026, participant account balances of approximately $8,274,000 were transferred from a multiple employer plan in which P&M employees participated.